Basis of presentation	6 Months Ended
Sep. 30, 2020
Basis of presentation
1. Basis of presentation
Mizuho Financial Group, Inc. (“MHFG”) is a joint stock corporation with limited liability under the laws of Japan. MHFG is a holding company for Mizuho Bank, Ltd. (“MHBK”), Mizuho Trust & Banking Co., Ltd. (“MHTB”), Mizuho Securities Co., Ltd. (“MHSC”), Asset Management One Co., Ltd. (“Asset Management One”), and other subsidiaries. MHFG, through its subsidiaries (“the MHFG Group,” or “the Group”), provides domestic and international financial services in Japan and other countries. For a discussion of the Group’s segment information, see Note 20 “Business segment information.”
MHFG and its domestic subsidiaries as well as its foreign subsidiaries maintain their accounting records in accordance with the accounting standards of Japan and those standards of the countries in which they are domiciled. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform them to the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements are stated in Japanese yen, the currency of the country in which MHFG is incorporated and principally operates.
The accompanying consolidated financial statements include the accounts of MHFG and its subsidiaries. MHFG’s interim financial reporting period ends on September 30. Certain of MHFG’s subsidiaries have different interim financial reporting periods than September 30. For those subsidiaries with interim financial reporting periods within three months of MHFG’s interim financial reporting period, the effect of intervening events that materially affect the financial position or results of operations through the date of each of the periods presented in the MHFG’s consolidated financial statements have been considered for adjustment and/or disclosure. When determining whether to consolidate investee entities, the MHFG Group performs an analysis of the facts and circumstances of the particular relationships between the MHFG Group and the investee entities as well as the ownership of voting shares. The consolidated financial statements also include the accounts of VIEs for which MHFG or its subsidiaries have been determined to be the primary beneficiary in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”). All significant intercompany transactions and balances have been eliminated upon consolidation. The MHFG Group accounts for investments in entities over which it has significant influence by using the equity method of accounting. These investments are included in Other investments and the Group’s proportionate share of income or loss is included in Equity in earnings (losses) of equity method investees-net.
On June 25, 2020, a 1-for-10
share
consolidation was approved at the Ordinary General Meeting of Shareholders and it became effective on October 1, 2020. All share and per share information with respect to MHFG’s common stock and preferred stock have been restated to reflect the effect of the share consolidation and related amendments to the articles of incorporation for all periods presented. See Equity on the consolidated balance sheets, Earnings per common share and Dividends per share on the consolidated statements of income, Note 7 “Preferred and common stock,” and Note 10 “Earnings per common share” for the restated figures. In addition, certain other comparative amounts for the prior period have been reclassified in order to conform to the current period’s presentation.
The unaudited consolidated financial statements should be read in conjunction with the audited financial statements and related notes thereto included in the annual financial statements for the fiscal year ended March 31, 2020.
Certain financial information that is normally included in annual financial statements prepared in accordance with U.S. GAAP, but is not required for interim reporting purposes, has been condensed or omitted.
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas, among others, requiring the application of management’s estimates and judgment include assumptions pertaining to the allowance for credit losses, valuation of deferred tax assets, valuation of derivative financial instruments, valuation of investments and valuation of pension and other employee benefits. During times of pandemics and dislocated markets, such as
COVID-19,
estimates become more sensitive and it is reasonably possible that actual results could differ from estimates and assumptions made. The financial statements reflect all normal and recurring adjustments that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods.
Financial instruments—current expected credit losses (“CECL”)
The adoption of this guidance established a single allowance framework for all financial assets measured at amortized cost and certain off-balance-sheet instrument exposures. This framework requires management’s estimate to reflect credit losses over the instrument’s remaining expected lives and consider expected future changes in macroeconomic conditions. The following note and Note 2 “Issued accounting pronouncements,” Note 3 “Investments,” Note 4 “Loans” and Note 5 “Allowance for credit losses on loans” provide further information about the impact that the adoption of ASC 326, “Financial Instruments - Credit Losses” (“ASC 326”) had on the MHFG Group.
Allowance for credit losses on loans
Effective April 1, 2020, the allowance for credit losses on loans is established for current expected credit losses on the MHFG Group’s loan portfolio in accordance with ASC 326. Prior to April 1, 2020, the allowance for credit losses on loans was established based on an incurred loss model in accordance with ASC 310, “Receivables” (“ASC 310”) and ASC 450, “Contingencies” (“ASC 450”).
The MHFG Group makes adjustments to the allowance for credit losses on loans through Provision (credit) for credit losses in the consolidated statements of income in each subsequent reporting period. Loan principal that management judges to be uncollectible, based on detailed loan reviews and a credit quality assessment, is charged off against the allowance for credit losses on loans. In general, the Group charges off loans when the Group determines that the obligor should be classified as substantially bankrupt or bankrupt. See Note 4 “Loans” for the definitions of obligor categories. Obligors in the retail portfolio segment are generally determined to be substantially bankrupt when they are past due for more than six months, and as for obligors in the corporate portfolio segment, the Group separately monitors the credit quality of each obligor without using time-based triggers. The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans.
The MHFG Group maintains an appropriate allowance for credit losses on loans to represent management’s estimate of the expected credit losses in the Group’s loan portfolio. The management evaluates the appropriateness of the allowance for credit losses on loans semi-annually. The allowance considers expected credit losses over the remaining expected lives of the applicable instruments. The expected life of each instrument is determined by considering expected prepayments, contractual terms and cancellation features.
When determining expected credit losses, a single forward-looking macroeconomic scenario is considered over a reasonable and supportable forecast period. This forward-looking macroeconomic scenario is based on the Group’s stress testing and in line with the scenario used for the Group’s business plan. If the scenario does not reflect a sudden change in economic conditions adequately, it could be possible to make adjustments to the scenario. After the forecast period, the Group reverts to long-term historical loss experience with a certain graduated transition period, to estimate losses over the remaining lives. The macroeconomic scenario is updated at least semi-annually and is reviewed accordingly to reflect current economic conditions and the Group’s expectation of future conditions on a timely basis. For April 1, 2020 and September 30, 2020, the Group used the most recent macroeconomic scenario available during the Group’s credit loss estimation process.
In terms of the internal risk ratings, for the corporate portfolio segment, the credit quality review process and the credit rating process serve as the basis for determining the allowance for credit losses on loans. Through such processes loans are categorized into groups to reflect the probability of default, whereby the MHFG Group’s management assesses the ability of borrowers to service their debt, taking into consideration current financial information, ability to generate cash, historical payment experience, analysis of relevant industry segments and current trends. For the retail portfolio segment, the different categories of past due status of loans are primarily utilized in the credit quality review and the credit rating processes as the basis for determining the allowance for credit losses on loans.
In general, the MHFG Group estimates expected credit losses collectively on the loans in the case of normal and watch obligors, considering the risk associated with a particular pool and the probability that the exposures within the pool will deteriorate or default. The allowance for credit losses on nonaccrual loans includes the allowance for groups of loans which were collectively evaluated for expected credit losses, in addition to the allowance for those loans that were individually evaluated for expected credit losses.
See
Note 4 “Loans” for the definitions of obligor categories and classification of nonaccrual loans.
The estimation of expected credit losses that are evaluated collectively begins with a quantitative calculation that considers the likelihood of the borrower changing delinquency status or moving from one obligor category or rating to another. The quantitative calculation covers expected credit losses over an instrument’s expected life and is estimated by applying credit loss factors to the MHFG Group’s estimated exposure at default. The credit loss factors incorporate the probability of default as well as the loss given default based on the historical loss rates and the external ratings such as S&P. The model and inputs used to determine credit losses on loans that are evaluated collectively are analyzed on a periodic basis by comparing the estimated values with the actual results subsequent to the balance sheet date.
The MHFG Group divides its overall portfolio into domestic and foreign portfolios, and categorizes the domestic portfolio into four portfolio segments according to their risk profiles: corporate, retail, sovereign, and banks and financial institutions.
The corporate portfolio segment consists of loans originated primarily by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The corporate portfolio segment is divided into two classes based on their risk characteristics: large companies, and small and medium-sized
companies. For the corporate portfolio segment, the MHFG Group considers key economic variables such as the Japanese and global gross domestic products and the Japanese interest rates in determining credit loss factors.
The retail portfolio segment consists mainly of residential mortgage loans originated by MHBK, and it is divided into two classes based on their risk characteristics: housing loan and others. For the retail portfolio segment, the Japanese unemployment rate is applied as a key factor. As it pertains to troubled debt restructuring (“TDR”) loans in the retail portfolio segment, which are subject to collective evaluation for expected credit losses, the restructuring itself, as well as subsequent payment defaults, if any, are considered in determining obligor categories. Expected credit loss estimates also include consideration of expected cash recoveries on loans previously charged-off, or expected recoveries on collateral dependent loans where recovery is expected through sale of the collateral.
The allowance recorded for individually evaluated loans is based on (1) the present value of expected future cash flows, after considering the restructuring effect and subsequent payment default with respect to TDRs, discounted at the loan’s initial effective interest rate, or (2) the loan’s observable market price, or (3) the fair value of the collateral if the loan is collateral dependent. The collateral that the MHFG Group obtains for loans consists primarily of real estate. In obtaining the collateral, the Group evaluates the fair value of the collateral and its legal enforceability. The Group also performs subsequent re-evaluations at least once a year. As it pertains to real estate collateral, valuation is generally performed by an appraising subsidiary which is independent from the Group’s loan origination departments by using generally accepted valuation techniques such as (1) the replacement cost approach, (2) the sales comparison approach or (3) the income approach. In the case of large real estate collateral, the Group generally engages third-party appraisers to perform the valuation.
The MHFG Group’s methodology for determining the appropriate allowance for credit losses on loans also considers the imprecision inherent in the methodologies used. As a result, the amounts determined under the methodologies described above could be adjusted by management to consider the potential impact of other qualitative factors which include, but are not limited to
,
imprecision in macroeconomic scenario assumptions and emerging risks related to changes in the environment that are affecting specific portfolio segments. The Group incorporated the estimated impact of COVID-19 pandemic into the macroeconomic scenario by using assumptions such as anticipated business recovery period and current forecast for the growth rate of gross domestic product. This macroeconomic forecast is used to generate an updated credit loss estimate that is the primary driver of the Group’s provision for credit losses for the six months ended September 30, 2020.
Allowance for credit losses on
off-balance-sheet
instruments
The MHFG Group maintains the allowance for credit losses on
off-balance-sheet
instruments, such as guarantees and standby letters of credit in the same manner as the allowance for credit losses on loans. The Group similarly assesses the expected credit loss amounts for commitments to invest in securities and commitments to extend credit, taking into account the probability of drawdowns. The allowance is recorded in Other liabilities. Net changes in the allowance for credit losses on off-balance-sheet
instruments are accounted for in Provision (credit) for credit losses on off-balance-sheet
instruments in the consolidated statements of income.
Allowance for credit losses on
available-for-sale
securities
The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 326. Available-for-sale securities are impaired if the fair value is less than the amortized cost (excluding accrued interest receivable). For available-for-sale
debt securities, in the cases where the Group has the intent to sell an available-for-sale
debt security or more likely than not will be required to sell an available-for-sale
debt security before the recovery of its amortized cost basis, the entire difference between amortized cost basis and fair value is recognized immediately through earnings. In other cases, the Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of the credit loss is recognized in Provision (credit) for credit losses, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. The Group generally does not record an allowance for credit losses for accrued interest receivables related to available-for-sale securities because these receivables are reversed through interest income, consistent with the Group’s past due policies. For additional information, see Note 4 “Loans.” Before the adoption of ASC 326, the previous other-than-temporary impairment model was applied for available-for-sale
debt securities.